Critical Accounting Judgements and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2025
Critical Accounting Judgements and Key Sources of Estimation Uncertainty [Abstract]
Critical accounting judgements and key sources of estimation uncertainty
4.	Critical accounting judgements and key sources of estimation uncertainty

In applying the group’s accounting policies, the directors are required to make judgements that have a significant impact on the amounts recognized and to make estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Key sources of estimation uncertainty

The key assumptions concerning the future, and other key sources of estimation uncertainty at the reporting period that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next fiscal year, are discussed below:

i.	Expected credit losses assessment on trade and other receivables

The expected credit losses on trade and other receivables of the Group are estimated using a provision matrix based on the group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.

In assessing the credit risk of the trade and other receivables, the group takes into account qualitative and quantitative reasonable and supportable forward-looking information.

ii.	Fair value of financial instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on three levels of inputs, of which the first two are considered observable and the last unobservable, as follows:

Level 1: Quoted prices for identical instruments in an active market;

Level 2: Directly (i.e. as prices) or indirectly (i.e. derived from prices) observable market inputs, other than Level 1 inputs; and

Level 3: Inputs which are not based on observable market data (unobservable inputs). Fair values are determined in whole or in part using a net asset value or valuation model based on assumptions that are neither supported by prices from observable current market transactions in the same instrument nor are they based on available market data.

The convertible option which is included in other financial liabilities and disclosed at Note 12 are carried at fair value classified as Level 3 applying the binomial method.

The Group has changed the valuation method during the initial recognition and subsequent measurement. At initial recognition in June 2024, the Group used a discounted cash flow (DCF) method to value the host loan component and the embedded derivative separately, as the fair value of the conversion feature could not be reliably measured using market-based inputs due to the absence of an IPO and observable market data. The fair values of the Group’s fixed interest-bearing borrowings are determined using the discounted cash flow (DCF) method, applying a discount rate that represents the issuer’s borrowing rate as of the reporting period’s end. There are no financial instruments for which Level 1 or Level 2 fair value measurements were applied.

As at December 31, 2024, management changed the valuation technique to a binomial option pricing model to value the convertible note. The change was made because the binomial method better reflects the optional nature of the conversion feature. On September 12, 2025, the convertible note has been converted to Class A ordinary shares as disclosed in Note 15.

iii.	Fair value of share-based compensation

The Company issued the Class B Ordinary Shares to members of the Board, executive officers, their affiliates, and existing shareholders. The cost of the restricted shares is measured based on the fair value on the grant date.

The Group applied a discounted cash flow valuation model, which incorporates key assumptions including projected future cash flows and discount rates. These inputs are not directly observable in the market and are classified as Level 3 inputs under IFRS 13.

In 2025, following the Group’s initial public offering, the fair value of equity instruments granted was determined based on quoted market prices. As such, no significant judgement or estimation uncertainty arises from the valuation of share-based payments in 2025.